Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans [Abstract]
Employee Benefit Plans [Text Block]
9. EMPLOYEE BENEFIT PLANS

Pension, Postretirement and Postemployment Plans NCR sponsors defined benefit pension plans. NCR’s U.S. pension plan no longer offers additional benefits and is closed to new participants. Internationally, the defined benefit plans are based primarily upon compensation and years of service. Certain international plans also no longer offer additional benefits and are closed to new participants. NCR’s funding policy is to contribute annually no less than the minimum required by applicable laws and regulations. Assets of NCR’s defined benefit plans are primarily invested in corporate and government debt securities, common and commingled trusts, publicly traded common stocks, real estate investments, and cash or cash equivalents.

NCR recognizes the funded status of each applicable plan on the Consolidated Balance Sheets. Each overfunded plan is recognized as an asset and each underfunded plan is recognized as a liability. For pension plans, changes in the fair value of plan assets and net actuarial gains or losses are recognized upon remeasurement, which is at least annually in the fourth quarter of each year. For postretirement and postemployment plans, changes to the funded status are recognized as a component of other comprehensive loss in stockholders' equity.

NCR sponsors a U.S. postretirement benefit plan that no longer offers benefits to U.S. participants who had not reached a certain age and years of service with NCR. The plan provides medical care benefits to retirees and their eligible dependents. Non-U.S. employees are typically covered under government-sponsored programs, and NCR generally does not provide postretirement benefits other than pensions to non-U.S. retirees. NCR generally funds these benefits on a pay-as-you-go basis.

NCR offers various postemployment benefits to involuntarily terminated and certain inactive employees after employment but before retirement. These benefits are paid in accordance with NCR’s established postemployment benefit practices and policies. Postemployment benefits include mainly severance as well as continuation of healthcare benefits and life insurance coverage while on disability. NCR provides appropriate accruals for these postemployment benefits. These postemployment benefits are funded on a pay-as-you-go basis.

Pension Plans Reconciliation of the beginning and ending balances of the benefit obligations for NCR's pension plans are as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2018	2017	2018	2017	2018	2017
Change in benefit obligation
Benefit obligation as of January 1	$1,950	$2,185	$1,273	$1,172	$3,223	$3,357
Net service cost	—	—	7	8	7	8
Interest cost	61	71	20	20	81	91
Amendment	—	—	4	—	4	—
Actuarial (gain) loss	(149)	121	(83)	43	(232)	164
Benefits paid	(99)	(427)	(86)	(75)	(185)	(502)
Plan participant contributions	—	—	1	1	1	1
Currency translation adjustments	—	—	(44)	104	(44)	104
Benefit obligation as of December 31	$1,763	$1,950	$1,092	$1,273	$2,855	$3,223
Accumulated benefit obligation as of December 31	$1,763	$1,950	$1,080	$1,262	$2,843	$3,212

A reconciliation of the beginning and ending balances of the fair value of the plan assets of NCR's pension plans are as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2018	2017	2018	2017	2018	2017
Change in plan assets
Fair value of plan assets as of January 1	$1,444	$1,722	$1,086	$978	$2,530	$2,700
Actual return on plan assets	(76)	149	(34)	80	(110)	229
Company contributions	—	—	24	25	24	25
Benefits paid	(99)	(427)	(86)	(75)	(185)	(502)
Currency translation adjustments	—	—	(38)	77	(38)	77
Plan participant contributions	—	—	1	1	1	1
Fair value of plan assets as of December 31	$1,269	$1,444	$953	$1,086	$2,222	$2,530

The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2018	2017	2018	2017	2018	2017
Funded Status	$(494)	$(506)	$(139)	$(187)	$(633)	$(693)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	$—	$—	$140	$118	$140	$118
Current liabilities	—	—	(14)	(13)	(14)	(13)
Noncurrent liabilities	(494)	(506)	(265)	(292)	(759)	(798)
Net amounts recognized	$(494)	$(506)	$(139)	$(187)	$(633)	$(693)
Amounts recognized in accumulated other comprehensive loss
Prior service cost	—	—	21	18	21	18
Total	$—	$—	$21	$18	$21	$18

For pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of assets were $2,016 million, $2,012 million, and $1,271 million, respectively, as of December 31, 2018, and $2,229 million, $2,223 million and $1,446 million, respectively, as of December 31, 2017.

The net periodic benefit (income) cost of the pension plans for the years ended December 31 was as follows:

In millions	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Net service cost	$—	$—	$—	$7	$8	$7	$7	$8	$7
Interest cost	61	71	90	20	20	28	81	91	118
Expected return on plan assets	(43)	(57)	(72)	(32)	(35)	(36)	(75)	(92)	(108)
Amortization of prior service cost	—	—	—	1	1	1	1	1	1
Actuarial (gain) loss	(29)	28	16	(16)	—	69	(45)	28	85
Net periodic benefit (income) cost	$(11)	$42	$34	$(20)	$(6)	$69	$(31)	$36	$103

Actuarial gains in 2018 were due to an increase in the discount rate as well as a favorable impact from a mortality update in the United Kingdom. Discount rates in 2017 remained consistent with 2016 and actuarial losses in 2017 were primarily due to a mortality update in the United States. Actuarial losses in 2016 were due to a decrease in the discount rate from the prior year, offset by a higher than expected return on global pension assets.

During 2017, the Company offered a voluntary lump sum payment option to certain former employees who were deferred vested participants of the Company's U.S. pension plan who had not yet started monthly payments of their pension benefit. The voluntary lump sum payment offer, which resulted in approximately $130 million being paid out of plan assets, was completed during the fourth quarter of 2017. Additionally, during 2017, the Company entered into a single premium group annuity contract to secure approximately $190 million of benefits for former employees or their related beneficiaries whose monthly pension benefit amount under the Company’s U.S. pension plan was $500 or less. These actions were completed during the fourth quarter of 2017 which resulted in an actuarial gain of $25 million and is reflected as a component of the actuarial loss as a result of the annual remeasurement completed in the fourth quarter of 2017.

Effective January 1, 2017, we changed the method used to estimate the service and interest components of net periodic benefit cost for our significant pension plans where yield curves are available. Previously, we estimated such cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the pension benefit obligation. The new methodology utilizes a full yield curve approach by applying the specific spot rates along the yield curve used in the determination of the pension benefit obligation to their underlying projected cash flows and provides a more precise measurement of service and interest costs by improving the correlation between projected cash flows and their corresponding spot rates. This change does not affect the measurement of our total benefit obligation and was applied prospectively as a change in estimate, beginning January 1, 2017.

The weighted average rates and assumptions used to determine benefit obligations as of December 31 were as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
	2018	2017	2018	2017	2018	2017
Discount rate	4.2%	3.6%	2.1%	1.9%	3.4%	2.9%
Rate of compensation increase	N/A	N/A	1.0%	0.9%	1.0%	0.9%

The weighted average rates and assumptions used to determine net periodic benefit (income) cost for the years ended December 31 were as follows:

	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Discount rate - Service Cost	N/A	N/A	N/A	1.4%	1.4%	2.6%	1.4%	1.4%	2.6%
Discount rate - Interest Cost	3.2%	3.4%	4.3%	1.6%	1.6%	2.6%	2.6%	2.8%	3.7%
Expected return on plan assets	3.1%	3.5%	4.3%	3.0%	3.5%	3.8%	3.1%	3.5%	4.1%
Rate of compensation increase	N/A	N/A	N/A	0.9%	0.9%	1.3%	0.9%	0.9%	1.3%

The weighted-average cash balance interest crediting rate for the Company's cash balance defined benefit plans was 1.4% for the years ended December 31, 2018 and 2017, respectively.

The discount rate used to determine U.S. benefit obligations as of December 31, 2018 was derived by matching the plans’ expected future cash flows to the corresponding yields from the Aon Hewitt AA Bond Universe Curve. This yield curve has been constructed to represent the available yields on high-quality, fixed-income investments across a broad range of future maturities. International discount rates were determined by examining interest rate levels and trends within each country, particularly yields on high-quality, long-term corporate bonds, relative to our future expected cash flows. During 2014, the Society of Actuaries published updated mortality tables and an improvement scale for U.S. plans, which both reflect improved longevity. Based on evaluation of these new tables, we updated our mortality assumptions for our U.S. pension benefits as of December 31, 2016. In 2017, we made a further update to utilize the white collar version of the 2014 tables due to a study of plan specific experience.

NCR employs a building block approach as its primary approach in determining the long-term expected rate of return assumptions for plan assets. Historical market returns are studied and long-term relationships between equities and fixed income are preserved consistent with the widely accepted capital market principle that assets with higher volatilities generate higher returns over the long run. Current market factors, such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The expected long-term portfolio return is established for each plan via a building block approach with proper rebalancing consideration. The result is then adjusted to reflect additional expected return from active management net of plan expenses. Historical plan returns, the expectations of other capital market participants, and peer data may be used to review and assess the results for reasonableness and appropriateness.

Plan Assets The weighted average asset allocations as of December 31, 2018 and 2017 by asset category are as follows:

	U.S. Pension Fund			International Pension Fund
	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation
	2018	2017		2018	2017
Equity securities	—%	—%	0 - 0%	20%	22%	12 - 27%
Debt securities	98%	98%	95 - 100%	57%	58%	54 - 72%
Real estate	1%	1%	0 - 2%	14%	12%	6 - 14%
Other	1%	1%	0 - 3%	9%	8%	4 - 9%
Total	100%	100%		100%	100%

The fair value of plan assets as of December 31, 2018 and 2017 by asset category is as follows:

		U.S.					International
In millions	Notes	Fair Value as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling	Fair Value as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling
Assets
Equity securities:
Common stock	1	$—	$—	$—	$—	$—	$44	$44	$—	$—	$—
Fixed income securities:
Government securities	2	247	—	247	—	—	—	—	—	—	—
Corporate debt	3	761	—	761	—	—	100	—	100	—	—
Other types of investments:
Money market funds	4	13	—	2	—	11	8	—	8	—	—
Common and commingled trusts - Equities	4	—	—	—	—	—	150	—	—	—	150
Common and commingled trusts - Bonds	4	174	—	—	—	174	405	—	—	—	405
Common and commingled trusts - Short Term Investments	4	27	—	—	—	27	40	—	—	—	40
Common and commingled trusts - Balanced	4	—	—	—	—	—	76	—	—	—	76
Partnership/joint venture interests - Real estate	5	4	—	—	—	4	—	—	—	—	—
Partnership/joint venture interests - Other	5	4	—	—	—	4	—	—	—	—	—
Mutual funds	4	39	39	—	—	—	—	—	—	—	—
Hedge Funds	5	—	—	—	—	—	—	—	—	—	—
Insurance products	4	—	—	—	—	—	1	—	1	—	—
Real estate and other	5	—	—	—	—	—	129	—	—	129	—
Total		$1,269	$39	$1,010	$—	$220	$953	$44	$109	$129	$671

		U.S.					International
In millions	Notes	Fair Value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling	Fair Value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling
Assets
Equity securities:
Common stock	1	$1	$—	$1	$—	$—	$56	$56	$—	$—	$—
Fixed income securities:
Government securities	2	223	—	223	—	—	49	—	49	—	—
Corporate debt	3	895	—	895	—	—	141	—	139	2	—
Other types of investments:
Money market funds	4	24	—	—	—	24	15	—	10	—	5
Common and commingled trusts - Equities	4	—	—	—	—	—	182	—	—	—	182
Common and commingled trusts - Bonds	4	207	—	—	—	207	421	—	—	—	421
Common and commingled trusts - Short Term Investments	4	31	—	—	—	31	24	—	—	—	24
Common and commingled trusts - Balanced	4	—	—	—	—	—	68	—	—	—	68
Partnership/joint venture interests - Real estate	5	5	—	—	—	5	—	—	—	—	—
Partnership/joint venture interests - Other	5	5	—	—	—	5	—	—	—	—	—
Mutual funds	4	53	53	—	—	—	—	—	—	—	—
Hedge Funds	5	—	—	—	—	—	—	—	—	—	—
Insurance products	4	—	—	—	—	—	1	—	1	—	—
Real estate and other	5	—	—	—	—	—	129	—	—	129	—
Total		$1,444	$53	$1,119	$—	$272	$1,086	$56	$199	$131	$700

Notes:

1.	Common stocks are valued based on quoted market prices at the closing price as reported on the active market on which the individual securities are traded.

2.
Government securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields on similar instruments but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.

3.
Corporate debt is valued primarily based on observable market quotations for similar bonds at the closing price reported on the active market on which the individual securities are traded. When such quoted prices are not available, the bonds are valued using a discounted cash flows approach using current yields on similar instruments of issuers with similar credit ratings.

4.
Common/collective trusts and registered investment companies (RICs) such as mutual funds are valued using a Net Asset Value (NAV) provided by the manager of each fund. The NAV is based on the underlying net assets owned by the fund, divided by the number of shares or units outstanding. The fair value of the underlying securities within the fund, which are generally traded on an active market, are valued at the closing price reported on the active market on which those individual securities are traded. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiple and cost valuation approaches, are employed by the fund manager or independent third party to value investments.

5.
Partnership/joint ventures and hedge funds are valued based on the fair value of the underlying securities within the fund, which include investments both traded on an active market and not traded on an active market. For those investments that are traded on an active market, the values are based on the closing price reported on the active market on which those individual securities are traded and in the case of hedge funds they are valued using a Net Asset Value (NAV) provided by the manager of each fund. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiples and cost valuation approaches, are employed by the fund manager to value investments.

The following table presents the reconciliation of the beginning and ending balances of those plan assets classified within Level 3 of the valuation hierarchy. When the determination is made to classify the plan assets within Level 3, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.

In millions	International Pension Plans
Balance, December 31, 2016	$124
Realized and unrealized gains and losses, net	7
Purchases, sales and settlements, net	—
Transfers, net	—
Balance, December 31, 2017	$131
Realized and unrealized gains and losses, net	—
Purchases, sales and settlements, net	—
Transfers, net	(2)
Balance, December 31, 2018	$129

Investment Strategy NCR has historically employed a total return investment approach, whereby a mix of fixed-income, equities and real estate investments are used to maximize the long-term return of plan assets subject to a prudent level of risk. The risk tolerance is established for each plan through a careful consideration of plan liabilities, plan funded status and corporate financial condition. To reduce volatility in the value of assets held by the U.S. pension plan, we have rebalanced the asset allocation to a portfolio of 98% of fixed income assets as of December 31, 2018. Similar investment strategy changes are under consideration or being implemented in a number of NCR’s international plans.

The investment portfolios contain primarily fixed-income investments, which are diversified across U.S. and non-U.S. issuers, type of fixed-income security (i.e., government bonds, corporate bonds, mortgage-backed securities) and credit quality. The investment portfolios also contain a blend of equity investments, which are diversified across U.S. and non-U.S. stocks, small and large capitalization stocks, and growth and value stocks, primarily of non-U.S. issuers. Where applicable, real estate investments are made through real estate securities, partnership interests or direct investment and are diversified by property type and location. Other assets, such as cash or private equity are used judiciously to improve portfolio diversification and enhance risk-adjusted portfolio returns. Derivatives may be used to adjust market exposures in an efficient and timely manner. Due to the timing of security purchases and sales, cash held by fund managers is classified in the same asset category as the related investment. Rebalancing algorithms are applied to keep the asset mix of the plans from deviating excessively from their targets. Investment risk is measured and monitored on an ongoing basis through regular performance reporting, investment manager reviews, actuarial liability measurements and periodic investment strategy reviews.

Postretirement Plans Reconciliation of the beginning and ending balances of the benefit obligation for NCR's U.S. postretirement plan is as follows:

	Postretirement Benefits
In millions	2018	2017
Change in benefit obligation
Benefit obligation as of January 1	$21	$25
Interest cost	—	1
Actuarial gain	(3)	(3)
Plan participant contributions	1	—
Benefits paid	(1)	(2)
Benefit obligation as of December 31	$18	$21

The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	Postretirement Benefits
In millions	2018	2017
Benefit obligation	$(18)	$(21)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(2)	$(2)
Noncurrent liabilities	(16)	(19)
Net amounts recognized	$(18)	$(21)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$7	$11
Prior service benefit	(8)	(13)
Total	$(1)	$(2)

The net periodic benefit income of the postretirement plan for the years ended December 31 was:

In millions	Postretirement Benefits
	2018	2017	2016
Interest cost	$—	$1	$1
Amortization of:
Prior service benefit	(5)	(6)	(14)
Actuarial loss	1	2	2
Net periodic benefit income	$(4)	$(3)	$(11)

The assumptions utilized in accounting for postretirement benefit obligations as of December 31 and for postretirement benefit income for the years ended December 31 were:

	Postretirement Benefit Obligations			Postretirement Benefit Costs
	2018	2017	2016	2018	2017	2016
Discount rate	3.7%	3.1%	3.2%	3.1%	3.2%	3.3%

Assumed healthcare cost trend rates as of December 31 were:

	2018		2017
	Pre-65 Coverage	Post-65 Coverage	Pre-65 Coverage	Post-65 Coverage
Healthcare cost trend rate assumed for next year	7.1%	6.1%	6.6%	5.9%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate rate	2027	2027	2025	2025

In addition, a one percentage point change in assumed healthcare cost trend rates would have had an immaterial impact on the postretirement benefit income and obligation.

Postemployment Benefits Reconciliation of the beginning and ending balances of the benefit obligation for NCR's postemployment plan was:

	Postemployment Benefits
In millions	2018	2017
Change in benefit obligation
Benefit obligation as of January 1	$142	$127
Service cost	43	34
Interest cost	3	2
Benefits paid	(40)	(34)
Foreign currency exchange	(6)	9
Actuarial (gain) loss	(3)	4
Benefit obligation as of December 31	$139	$142

The following table presents the funded status and the reconciliation of the unfunded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss at December 31:

	Postemployment Benefits
In millions	2018	2017
Benefit obligation	$(139)	$(142)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(37)	$(28)
Noncurrent liabilities	(102)	(114)
Net amounts recognized	$(139)	$(142)
Amounts recognized in accumulated other comprehensive loss
Net actuarial gain	$(28)	$(20)
Prior service benefit	(6)	(11)
Total	$(34)	$(31)

The net periodic benefit cost of the postemployment plan for the years ended December 31 was:

In millions	Postemployment Benefits
	2018	2017	2016
Service cost	$43	$34	$16
Interest cost	3	2	3
Amortization of:
Prior service benefit	(5)	(6)	(6)
Actuarial gain	(1)	(6)	(7)
Net benefit cost	$40	$24	$6
Restructuring severance cost	—	—	4
Net periodic benefit cost	$40	$24	$10

The weighted average assumptions utilized in accounting for postemployment benefit obligations as of December 31 and for postemployment benefit costs for the years ended December 31 were:

	Postemployment Benefit Obligations		Postemployment Benefit Costs
	2018	2017	2018	2017	2016
Discount rate	2.4%	2.3%	2.3%	2.0%	2.2%
Salary increase rate	1.9%	1.9%	1.9%	1.8%	2.1%
Involuntary turnover rate	4.3%	4.8%	4.8%	4.8%	4.8%

Cash Flows Related to Employee Benefit Plans

Cash Contributions NCR does not plan to contribute to the U.S. qualified pension plan in 2019, and plans to contribute approximately $28 million to the international pension plans in 2019. The Company also plans to make contributions of approximately $2 million to the U.S. postretirement plan and approximately $30 million to the postemployment plan in 2019.

Estimated Future Benefit Payments NCR expects to make the following benefit payments reflecting past and future service from its pension, postretirement and postemployment plans:

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Year
2019	$105	$50	$155	$2	$30
2020	$107	$50	$157	$2	$20
2021	$110	$49	$159	$2	$19
2022	$112	$50	$162	$1	$17
2023	$114	$48	$162	$1	$16
2024-2028	$581	$255	$836	$4	$66

Savings Plans U.S. employees and many international employees participate in defined contribution savings plans. These plans generally provide either a specified percent of pay or a matching contribution on participating employees’ voluntary elections. NCR’s matching contributions typically are subject to a maximum percentage or level of compensation. Employee contributions can be made pre-tax, after-tax or a combination thereof. The expense under the U.S. plan was approximately $27 million in 2018, $26 million in 2017, and $24 million in 2016. The expense under international and subsidiary savings plans was $24 million in 2018, $24 million in 2017, and $26 million in 2016.

Amounts to be Recognized The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost (income) during 2019 are as follows:

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Prior service cost (benefit)	$—	$1	$1	$(5)	$(2)
Actuarial loss (gain)	$—	$—	$—	$1	$(2)